Investor A, C, Institutional and Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R [Member] - BLACKROCK BALANCED FUND, INC.	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Balanced Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Balanced Fund, Inc. (the “Fund”) (formerly known as “BlackRock Sustainable Balanced Fund, Inc.”) is to seek the highest total investment return through a fully managed investment policy utilizing equity, debt (including money market) and convertible securities.